Goodwill and intangible assets - Narrative (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($)	Dec. 31, 2019 segment reporting_unit
Goodwill [Line Items]
Number of reportable segments (segment) | segment		3
Number of reporting units (reporting unit)		7
Goodwill impairment | $	$ 0
Investment Services
Goodwill [Line Items]
Number of reporting units (reporting unit)		4
Investment Management
Goodwill [Line Items]
Number of reporting units (reporting unit)		2
Other
Goodwill [Line Items]
Number of reporting units (reporting unit)		1